Income taxes - Summary Of Components Of Income Tax Expense Benefit (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 03, 2021	Jun. 27, 2020	Jul. 03, 2021	Jun. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
State income taxes:
Income tax expense	$ 1,714	$ (110)	$ 1,641	$ (71)
Bio Ventus LLC [Member]
Federal income taxes:
Current					$ 782	$ 932	$ 891
Deferred					(508)	(345)	(294)
Foreign income taxes:
Current					707	815	472
Deferred							180
State income taxes:
Current					214	177	380
Deferred					(3)	(3)	(1)
Change in tax rates - deferred							36
Income tax expense					$ 1,192	$ 1,576	$ 1,664